Stock-Based Compensation (Summary Of Restricted Stock Award And Unit Activity) (Details) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Number of Unvested Restricted Shares, beginning of period (shares)	203,348	113,386	60,244	245,831
Granted, Number of Unvested Restricted Shares (shares)	196,832	153,332	111,667	178,500
Vested, Number of Unvested Restricted Shares (shares)	(135,015)	(63,370)	(58,525)	(35,221)
Forfeited, Number of Unvested Restricted Shares (shares)	(19,334)	0	0	0
Number of Unvested Restricted Shares, end of period (shares)	245,831	203,348	113,386	389,110
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Unvested Restricted Shares, Weighted Average Grant Date Fair Value, beginning of period (usd per share)	$ 26.02	$ 11.72	$ 6.01	$ 31.88
Granted, Weighted Average Grant Date Fair Value (usd per share)	$ 35.87	$ 31.15	$ 12.94	$ 35.80
Vested, Weighted Average Grant Date Fair Value (usd per share)	$ 29.59	$ 12.87	$ 8.17	$ 36.12
Forfeited, Weighted Average Grant Date Fair Value (usd per share)	$ 26.81	$ 0.00	$ 0.00	$ 0.00
Unvested Restricted stock, Weighted Average Grant Date Fair Value, end of period (usd per share)	$ 31.88	$ 26.02	$ 11.72	$ 33.29